Leases (Tables)	12 Months Ended
May 31, 2014
Future Minimum Lease Commitments under Non-Cancelable Lease Agreements

The following table illustrates our future minimum lease commitments under all non-cancelable lease agreements, for each of the next five years and in the aggregate, as of May 31, 2014:

May 31,
(In thousands)
2015	$48,695
2016	39,054
2017	28,971
2018	21,459
2019	15,405
Thereafter	68,280

Total Minimum Lease Commitments	$221,864